A.B. KORELIN & ASSOCIATES INC.

2412 S.E. 151st Avenue                            Phone:  888-428-6698

Vancouver, Washington  98683

Fax:      360-326-1952

On behalf of Animas Resources Ltd., we hereby submit Animas’ initial Form 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me at the numbers listed above or Winnie Wong, Chief Financial Officer of Animas, by phone at (604) 687-3520, or by fax at (604) 688-3392.

Sincerely,

/s/  Al Korelin

Al Korelin

A.B. Korelin & Associates